Other Non-Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Percentage of cost of new mobile equipment purchased	90.00%
Finance costs	$ 100,000	$ 40,352	$ 41,551
Effective interest rate of financial assets reclassified out of available-for-sale financial assets		3.75%
Interest payable quarterly over a period (in years)	6 years
Percentage of refundable security deposit	10.00%
Financial liabilities measured at amortized cost		$ 9,600
Current financial liabilities measured at amortised cost		1,100
Non-current financial liabilities measured at amortised cost		8,500
Deferred financing costs		$ (1,000)